Convertible Notes - Schedule of Fair value of Warrants (Details)	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Warrants, term	5 years	5 years
Stock Price [Member]
Warrants, measurement input, percentage	0.14	0.14
Stock Price [Member] | Additional Issuance of Warrants [Member]
Warrants, measurement input, percentage	0.15
Exercise Price [Member]
Warrants, measurement input, percentage	0.16	0.16
Exercise Price [Member] | Additional Issuance of Warrants [Member]
Warrants, measurement input, percentage	0.25
Expected Term [Member]
Warrants, term	5 years	5 years
Expected Term [Member] | Additional Issuance of Warrants [Member]
Warrants, term	5 years
Expected Volatility [Member]
Warrants, measurement input, percentage	60.64	60.64
Expected Volatility [Member] | Additional Issuance of Warrants [Member]
Warrants, measurement input, percentage	100.76
Annual Rate of Quarterly Dividends [Member]
Warrants, measurement input, percentage	0	0
Annual Rate of Quarterly Dividends [Member] | Additional Issuance of Warrants [Member]
Warrants, measurement input, percentage	0
Risk Free Interest Rate [Member]
Warrants, measurement input, percentage	0.10	0.10
Risk Free Interest Rate [Member] | Additional Issuance of Warrants [Member]
Warrants, measurement input, percentage	0.07